Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”
Russell Developed ex-U.S. Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED October 28, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 19, 2012
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001469030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar 19, 2012
Prospectus Date	rr_ProspectusDate	Mar 19, 2012
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”
Russell Developed ex-U.S. Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED October 28, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 1000 Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 2000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 1000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 1000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 1000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 1000 High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 2000 Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 2000 High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 2000 Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell 2000 High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED May 17, 2011
As Supplemented through November 3, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell Developed ex-U.S. Low Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Developed ex-U.S. Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED October 28, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell Developed ex-U.S. High Beta ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Developed ex-U.S. Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED October 28, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell Developed ex-U.S. Low Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Developed ex-U.S. Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED October 28, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell Developed ex-U.S. High Volatility ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Developed ex-U.S. Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED October 28, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”

Russell Developed ex-U.S. High Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	retft1469030_SupplementTextBlock
Russell Developed ex-U.S. Factor ETFs Prospectus
RUSSELL EXCHANGE TRADED FUNDS TRUST
Supplement dated March 19, 2012 to
PROSPECTUS DATED October 28, 2011
The below language is deleted from the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary for each Fund in the Prospectus listed above:
“Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.”